Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 1,220	$ 1,352	$ 937
Adjustments to reconcile to net cash provided by operating activities
Depreciation and amortization	598	556	551
Deferred income taxes	(155)	(113)	26
Pension expense	273	227	179
Contributions to pension plans	(413)	(372)	(403)
Contributions to other postretirement benefits plans	(43)	(223)	(82)
Excess tax benefit from equity-based compensation	(21)	(57)	0
Changes in working capital
Accounts receivable - net	108	(219)	(305)
Inventory	166	(113)	(219)
Accounts payable	(220)	92	322
Accrued compensation	(52)	(38)	203
Accrued income and other taxes	(86)	123	(11)
Other current assets	117	11	(46)
Other current liabilites	30	(30)	22
Other - net	142	52	108
Net cash provided by operating activities	1,664	1,248	1,282
Investing activities
Capital expenditures for property, plant and equipment	(593)	(568)	(394)
Cash paid for acquisitions of businesses, net of cash acquired	(6,936)	(325)	(222)
Sales (purchases) of short-term investments-net	603	103	(392)
Other-net	(46)	(10)	(4)
Net cash used in investing activities	(6,972)	(800)	(1,012)
Financing activities
Proceeds from borrowings	7,156	381	55
Payments on borrowings	(1,324)	(78)	(102)
Payments of financing costs	(117)	(3)	0
Cash dividends paid	(512)	(462)	(363)
Exercise of employee stock options	95	71	157
Issuance (repurchase) of shares	159	(343)	0
Excess tax benefit from equity-based compensation	21	57	0
Other-net	2	(4)	(8)
Net cash provided by (used in) financing activities	5,480	(381)	(261)
Effect of currency on cash	20	(15)	(16)
Total increase (decrease) in cash	192	52	(7)
Cash at the beginning of the period	385	333	340
Cash at the end of the period	$ 577	$ 385	$ 333